Vessels, Net	6 Months Ended
Jun. 30, 2019
Vessels, Net [Abstract]
Vessels, Net
7.	Vessels, Net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	June 30, 2019	December 31, 2018
Cost:
Beginning balance	270,814	275,582
- Additions	29	28,789
- Disposals	-	(26,290)
- Impairment charges	-	(7,267)
Ending balance	270,843	270,814

Accumulated depreciation:
Beginning balance	(27,600)	(20,852)
- Additions	(5,404)	(10,793)
- Disposals	-	4,045
Ending balance	(33,004)	(27,600)

Net book value	237,839	243,214

On August 31, 2018, the Company entered into an agreement with an unaffiliated third party for the purchase of one second hand Capesize vessel, the Fellowship, for a gross purchase price of $28,700. The vessel was delivered to the Company on November 22, 2018. The acquisition of the vessel was financed through the Amended and Restated UniCredit Loan Facility (Note 8) and by cash on hand. On July 3, 2019, the Company entered into a supplemental agreement to the Amended and Restated UniCredit Loan Facility (Note 15).

On September 20, 2018, the Company entered into two separate agreements with unaffiliated third parties for the sale of its two Supramax vessels, namely the Gladiatorship and the Guardianship for a gross sale price of $10,960 and $11,700, respectively. The Gladiatorship and the Guardianship were delivered to their new owners on October 11, 2018 and on November 19, 2018, respectively. Proceeds of $9,505 from the sale of the Gladiatorship and $10,332 from the sale of the Guardianship were retained with UniCredit to fund the acquisition of Fellowship. The specific vessels were impaired since their carrying amount on the sale agreement date was higher than their fair value less cost to sell. Accordingly, an impairment loss of $7,267 was recognized in the Consolidated Statements of Loss. The fair value of the vessels was determined based on the agreed sale prices (Note 9).

Approximately $29 and $89 worth of expenditures that increased the earning capacity and improved the efficiency of certain vessels were capitalized during the six and twelve-month periods ended June 30, 2019 and December 31, 2018, respectively.

As of June 30, 2019, all vessels, except for the Knightship and the Championship, are mortgaged to secured loans (Note 8).